Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 167,417	$ 139,434	$ 124,478
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	155,334	127,733	111,341
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	11,118	11,028	12,518
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 965	$ 673	$ 619